Share-based payment - Stock Options Rollforward (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Outstanding at beginning of period | shares	10,916,086	8,472,827	5,075,734
Granted (in shares) | shares	5,424,000	4,076,982	3,634,183
Exercised (in shares) | shares	2,238,187	514,410	237,090
Forfeited (in shares) | shares	687,781	1,119,313	0
Options exercisable (in shares) | shares	4,773,873	5,447,405	4,349,921
Outstanding at end of period | shares	13,414,118	10,916,086	8,472,827	5,075,734
Weighted-average exercise price, beginning of year (GBP)	£ 1.81	£ 1.16	£ 1.40
Weighted average exercise price, options granted (GBP)	3.34	3.14	0.84
Weighted average exercise price, options exercised (GBP)	0.70	1.52	1.98
Weighted average exercise price, options forfeited (GBP)	2.53	1.88	0
Weighted average exercise price of, options exercisable (GBP)	1.42	0.98	0.93
Weighted-average exercise price, end of year (GBP)	£ 2.58	£ 1.81	£ 1.16	£ 1.40
Weighted average remaining contractual life of options excisable (in years)	6 years 6 months	7 years 5 months 15 days	8 years 4 months 2 days
Weighted average remaining contractual life of outstanding share options (in years)	8 years 3 months 14 days	8 years 4 months 17 days	8 years 6 months 18 days	8 years 9 months 10 days
Weighted average stock price of share options exercised in share-based payment arrangement (GBP)	£ 3.63	£ 2.88	£ 2.81